Property, Plant and Equipment: (Details Text) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
At December 31, 2011 equipment with a carrying value of approximately $0.45 million was reclassified to assets held for sale and sold during the first quarter of 2012 for its carrying value.		$ 0.45
(“Soltoro”) whereby Soltoro Property plant and equipment Soltoro description	In May 2012 the Company entered into a an Option Agreement with Soltoro Ltd. (“Soltoro”) whereby Soltoro granted Gold Reserve the right to earn an undivided 51% interest in the La Tortuga property located in Jalisco State, Mexico. The Option Agreement allows the Company to acquire an undivided 51% interest by making an aggregate $650,000 in option payments to Soltoro as well as expending $3 million on the property over 3 years. At completion of the earn-in a joint venture agreement will be formalized. The Company may subsequently exercise of an option to acquire an additional 9% interest in the property for $2,000,000. Upon signing, the Company made an initial $50,010 option payment and at the end of July 2012 the Company made an additional $100,000 option payment to Soltoro. La Tortuga is an 11,562 hectare property being investigated for its base and precious metal potential with occurrences of copper and gold mineralization over 49 square kilometers. Work on the property has included 151 line-kilometers of Induced Polarization, diamond drill holes, mapping and sampling and ground magnetics.